Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 14,573	$ (10,684)
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax on income (tax benefit) of $(94) and $154, respectively	(1,149)	1,907
Gains reclassified into net income (loss)	(32)	(462)
Net change	(1,181)	1,445
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax on income (tax benefit) of $(2) and $11, respectively	(27)	130
Losses (gains) reclassified into net income (loss)	75	(130)
Net change	48
Foreign currency translation adjustment		161
Total other comprehensive income (loss), net of tax	(1,133)	1,606
Comprehensive income (loss)	$ 13,440	$ (9,078)